Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2018
Land use rights, net
Schedule of land use rights, net

	As of December 31,
	2017	2018
	RMB	RMB
Land use rights	7,254,974	10,860,924
Less: Accumulated amortization	(204,165)	(385,266)
Net book value	7,050,809	10,475,658

Schedule of amortization expenses related to the land use rights for future periods

	For the year ending December 31,
						2024 and
	2019	2020	2021	2022	2023	thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	218,729	218,729	218,729	218,729	218,729	9,382,013